Income Taxes (Details) - Schedule of federal statutory income tax rate and the effective income tax rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Federal Statutory Income Tax Rate And The Effective Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State tax rate, net of federal benefit	7.10%	7.10%
Change in valuation allowance on net operating loss carry-forwards	(28.10%)	(28.10%)
Effective income tax rate	0.00%	0.00%